Employee deferred compensation	6 Months Ended
Jun. 30, 2015
Employee deferred compensation
21 Employee deferred compensation
> Refer to “Note 22 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q15 and “Note 27 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
Deferred compensation expense
in	6M15	6M14
Deferred compensation expense (CHF million)
Share awards	444	476
Performance share awards	303	328
Contingent Capital Awards	196	174
Capital Opportunity Facility awards	7	5
Plus Bond awards [1]	11	17
2011 Partner Asset Facility awards [2]	1	10
Adjustable Performance Plan share awards [3]	0	(2)
Adjustable Performance Plan cash awards [3]	0	(13)
Restricted Cash Awards	21	47
Scaled Incentive Share Units [3]	0	(3)
2008 Partner Asset Facility awards [4]	22	83
Other cash awards	207	221
Discontinued operations	0	(9)
Total deferred compensation expense	1,212	1,334
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	6M15
Estimated unrecognized compensation expense (CHF million)
Share awards	968
Performance share awards	425
Contingent Capital Awards	383
Capital Opportunity Facility awards	2
Plus Bond awards	2
Restricted Cash Awards	17
Other cash awards	183
Estimated unrecognized deferred compensation expense	1,980

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
6M15 activity
In 6M15, the Bank granted share awards, performance share awards and Contingent Capital Awards as part of the 2014 variable compensation. Expense recognition for these awards began in 6M15 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M15, the Bank granted 42.3 million shares at a weighted-average share price of CHF 17.12. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share award vests equally on each of the three anniversaries of the grant date.
Performance share awards
In 6M15, the Bank granted 30.5 million performance shares at a weighted-average share price of CHF 16.94. Each performance share award granted entitles the holder of the award to receive one Group share. The performance share award also vests over three years such that the performance share award vests equally on each of the three anniversaries of the grant date. Unlike the share award, however, the outstanding performance share award is subject to a negative adjustment in the event of a divisional loss or a negative return on equity of the Group.
Contingent Capital Awards
In 6M15, the Bank awarded Contingent Capital Awards with a total value of CHF 355 million that will be expensed over a three-year period from the grant date.
Share-based award activity
	6M15
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		ISU awards
Share-based award activities
Balance at beginning of period	76.5	47.5	7.1		0.6
Granted	42.3	30.5	0.3	[1]	0.0
Settled	(36.9)	(22.7)	(7.4)		0.0
Forfeited	(0.5)	(0.2)	0.0		0.0
Balance at end of period	81.4	55.1	0.0		0.6
of which vested	4.0	2.0	0.0		0.1
of which unvested	77.4	53.1	0.0		0.5
1 Represents additional units earned in 6M15 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.